Earnings Per Share - Schedule of Basic and Diluted Earnings (Loss) Per Share (Details) - USD ($) shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Basic and diluted loss from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders, Basic	$ (23)	$ (19)	$ (44)	$ (12)
Net loss attributable to Venator Materials PLC ordinary shareholders, Diluted	$ (23)	$ (19)	$ (44)	$ (12)
Denominator:
Weighted average shares outstanding, basic (in shares)	107,300	106,700	107,200	106,700
Weighted average shares outstanding, diluted (in shares)	107,300	106,700	107,200	106,700
Potential dilutive impact of share-based awards (in shares)	800	0	500	0